Stock Option Plans and Warrants to Purchase Common Stock (Details 2)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Weighted-Average Remaining Contractual Life in Years	7 years 3 months 11 days
Outstanding Options/Warrants	2,768,612
Exercisable Options/Warrants	2,082,199
Stock options [Member] | $0.30-$2.20 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit | $ / shares	$ 0.30
Exercise price range, upper range limit | $ / shares	$ 2.20
Weighted-Average Remaining Contractual Life in Years	8 years 11 days
Outstanding Options/Warrants	2,170,838
Exercisable Options/Warrants	1,484,425
Stock options [Member] | $2.26-$4.10 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit | $ / shares	$ 2.26
Exercise price range, upper range limit | $ / shares	$ 4.10
Weighted-Average Remaining Contractual Life in Years	5 years 4 months 10 days
Outstanding Options/Warrants	174,774
Exercisable Options/Warrants	174,774
Stock options [Member] | $4.64-$9.40[Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit | $ / shares	$ 4.64
Exercise price range, upper range limit | $ / shares	$ 9.40
Weighted-Average Remaining Contractual Life in Years	3 years 2 months 19 days
Outstanding Options/Warrants	423,000
Exercisable Options/Warrants	423,000